Principal Funds Inc | Real Estate Allocation Fund
Principal Funds, Inc.
Supplement dated January 30, 2018
to the Statutory Prospectus dated December 31, 2017
(as supplemented on January 8, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Annual Fund Operating Expenses - Principal Funds Inc - Real Estate Allocation Fund		Class A	Institutional Class
Management Fees (as a percentage of Assets)		none	none
Other Expenses (as a percentage of Assets):		5.34%	9.24%
Acquired Fund Fees and Expenses		0.75%	0.75%
Expenses (as a percentage of Assets)		6.09%	9.99%
Fee Waiver or Reimbursement	[1]	(4.84%)	(9.09%)
Net Expenses (as a percentage of Assets)		1.25%	0.90%
[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A and 0.15% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Real Estate Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	670	1,852	3,007	5,788
Institutional Class	92	2,069	3,854	7,593